Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits		1 month
Cost of revenues
Taxes assessed by governmental authority		$ 73,800	$ 64,000	$ 50,900
Advertising expense
Advertising expenses		$ 111,600	121,100	78,700
Operating leases
Maximum initial lease term of office space		6 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income		$ (37,009)	(17,446)	21,307
Net foreign currency transaction gain (loss)		$ (4,700)	$ (2,400)	$ 1,500
Comprehensive income (loss)
Period of time within which results of equity method earnings are recognized in arrears		3 months
Recent accounting pronouncements
Issuance cost of debt		$ 4,892
Stock Options
Stock-based compensation
Vesting period		4 years
Service-based restricted share units
Stock-based compensation
Vesting period		4 years
Advertising
Cost of revenues
VAT and surcharges (as a percent)		6.70%
Cultural business construction fees (as a percent)		3.00%
MVAS
Non-advertising
Confirmation rate determination, number of months considered for calculation of average historical rates		6 months
Other non-advertising revenues
Cost of revenues
VAT and surcharges (as a percent)		6.70%
Business tax and surcharges (as a percent)	5.60%